Trade and Other Current Receivables (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Summary of Trade and Other Current Receivables

Trade and other current receivables	€ million 2020	€ million 2019
Due within one year
Trade receivables (a)	3,433	4,916
Prepayments and accrued income	423	579
Other receivables	1,083	1,200

	4,939	6,695

(a)
2020 includes €61 million (2019: €698 million) due from KKR as a result of an arrangement following the sale of the global spreads business (excluding Southern Africa) where Unilever provided services to KKR for two years from completion of the disposal. See also trade payables on page 142.

Summary of Ageing of Trade Receivables

Ageing of trade receivables	€ million 2020	€ million 2019
Not overdue	2,849	3,856
Past due less than three months	481	827
Past due more than three months but less than six months	99	186
Past due more than six months but less than one year	73	94
Past due more than one year	124	164
Total trade receivables	3,626	5,127
Impairment provision for trade receivables	(193)	(211)

	3,433	4,916

Summary of Impairment Provision for Trade and Other Receivables

Impairment provision for total trade and other receivables	€ million 2020	€ million 2019
1 January	321	214
Charge to income statement	66	79
Reduction/releases	(68)	(54)
Reclassifications (a)	1	86
Currency translations	(44)	(4)

31 December	276	321

(a)	2019 includes an amount transferred from provisions relating to Brazil indirect taxes.